ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade payables	$ 4,183	$ 3,057
Fair value of derivative contracts (Note 26)	221	72
Regulatory liabilities (Note 12)	200	153
Contract liabilities (Note 5)	90	129
Class C Interests (Note 6)	75	0
Other	330	405
Accounts payable and other	$ 5,099	$ 3,816